State Street Bank and Trust Company
Legal Administration Services Department
P.O. Box 5049
Boston, MA 02206-5049

September 28, 2007

VIA EDGAR
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention:        Office of Filings, Information & Consumer Service

Re:      Fifth Third Funds ("Trust") (File Nos. 33-24848; 811-5669)
         ----------------------------------------------------------

As sub-administrator on behalf of the Trust, pursuant to Rules 472 and 485(a) promulgated under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), please find attached for filing on behalf of the Trust, Post-Effective Amendment No. 66 to the Trust's Registration Statement under the 1933 Act and Amendment No. 67 to the Trust's Registration Statement under the 1940 Act on Form N-1A (the "Amendment").

     Should you have questions regarding this filing, I can be reached at (617) 662-3969.

Kind regards,

/s/ Francine S. Hayes
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Francine S. Hayes
Vice President and Counsel

cc:   Matthew Swendiman (Fifth Third Asset Management, Inc.)
      Alyssa Albertelli (Ropes & Gray LLP)